Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have a written policy related to the time as to when equity awards are granted during the year. The CHR Committee currently grants restricted stock and performance-based restricted stock units to our executive officers, and restricted stock to other key employees. The Board currently grants restricted stock to our directors. Equity awards are granted to our executive officers and other key employees under the long-term incentive plan. The equity awards for our executive officers and other employees are made in the spring of each year during the annual review cycle. In the case of our directors, the grant date is in May of each year and falls on the date we hold our annual meeting. The CHR Committee or Board may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false